Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Feb. 01, 2020
New Academy Holding Company, LLC
Schedule of Quarterly Financial Information

(amounts in thousands)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
2019:
Net sales	$1,076,792	$1,237,410	$1,145,203	$1,370,492
Gross margin	312,996	385,204	362,422	370,532
Selling, general and administrative expenses	301,602	312,570	309,246	328,315
Operating income	11,394	72,634	53,176	42,217
Interest expense, net	27,037	25,549	24,585	24,136
Gain on early retirement of debt, net	(41,138)	(1,127)	—	—
Net income	$25,406	$48,347	$28,552	$17,738

2018:
Net sales	$1,119,480	$1,262,207	$1,060,188	$1,342,018
Gross margin	320,356	387,130	328,333	332,133
Selling, general and administrative expenses	295,278	317,164	300,195	326,365
Operating income	25,078	69,966	28,138	5,768
Interest expense, net	26,795	27,173	27,076	27,608
Net income (loss)	$(976)	$42,103	$1,773	$(21,458)